Balance Sheet (USD $)	Apr. 15, 2013
Assets
Assets-Cash	$ 1,000
Shareholder's Equity
Common shares of beneficial interest ($0.01 par value, 1,000 shares issued and outstanding)	10
Additional paid-in capital	990
Total shareholders' and Predecessor equity	$ 1,000